Accounts Receivable, Net - Schedule of Accounts Receivable, Net (Details)	Jun. 30, 2025 SGD ($)	Jun. 30, 2025 USD ($)	Jun. 30, 2024 SGD ($)	Jun. 30, 2024 USD ($)	Jun. 30, 2023 SGD ($)
Accounts Receivable, Net [Abstract]
Accounts receivable	$ 2,763,689	$ 2,172,882	$ 3,064,660
Less: allowance for credit losses	468,971	368,717	445,516	$ 350,276	$ 24,723
Accounts receivable, net	$ 2,294,718	$ 1,804,165	$ 2,619,144